REVENUE - Revenue by Sales Channel (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disaggregation of Revenue [Line Items]
Net revenue	$ 132,274	$ 131,582
Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	71,416	68,364
Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	60,858	63,218
Net product sales
Disaggregation of Revenue [Line Items]
Net revenue	130,116	129,181
Net product sales | Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	69,258	65,963
Net product sales | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	60,858	63,218
Net product sales | Direct sales
Disaggregation of Revenue [Line Items]
Net revenue	107,485	107,233
Net product sales | Direct sales | Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	47,939	46,300
Net product sales | Direct sales | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	59,546	60,933
Net product sales | Distributors
Disaggregation of Revenue [Line Items]
Net revenue	22,631	21,948
Net product sales | Distributors | Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	21,319	19,663
Net product sales | Distributors | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	1,312	2,285
Royalties
Disaggregation of Revenue [Line Items]
Net revenue	2,158	2,401
Royalties | Obagi Medical
Disaggregation of Revenue [Line Items]
Net revenue	2,158	2,401
Royalties | Milk Makeup
Disaggregation of Revenue [Line Items]
Net revenue	$ 0	$ 0